UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2021

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Emerging Markets Equity Fund
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2021
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2021 (unaudited)
Sector	Percentage of Fund Investments
Technology	22.93%
Financial	20.74
Communications	20.06
Consumer, Non-cyclical	8.79
Basic Materials	8.07
Consumer, Cyclical	7.05
Industrial	5.07
Energy	4.90
Utilities	1.49
Short Term Investments	0.90
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/21)	(06/30/21)	(01/01/21 – 06/30/21)
Institutional Class
Actual	$1,000.00	$1,069.80	$4.52
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.41
Investor Class
Actual	$1,000.00	$1,068.10	$6.31
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.16
* Expenses are equal to the Fund's annualized expense ratio of 0.88% for the Institutional Class shares and 1.23% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 7.90%
20,922	Anglo American Platinum Ltd	$ 2,416,348
279,700	Anhui Guangxin Agrochemical Co Ltd Class A	1,300,934
91,005	CAP SA(a)	1,561,381
986,000	China General Plastics Corp(a)	1,340,647
284,000	Formosa Plastics Corp(a)	1,049,494
151,300	Grupo Mexico SAB de CV	713,161
230,137	Hindalco Industries Ltd(a)	1,155,220
171,038	Impala Platinum Holdings Ltd	2,813,151
522,440	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D(a)	400,227
13,598	KGHM Polska Miedz SA	669,062
502,000	Kingboard Laminates Holdings Ltd	1,127,223
188,400	Kingfa Sci & Tech Co Ltd Class A(a)	607,565
25,216	Koza Altin Isletmeleri AS(a)	339,379
4,733	Kumho Petrochemical Co Ltd(a)	922,167
6,661	LG Chem Ltd	5,029,654
12,359	LOTTE Fine Chemical Co Ltd(a)	724,016
170,000	Nan Ya Plastics Corp	507,150
127,000	Nantex Industry Co Ltd(a)	654,608
44,819	Northam Platinum Ltd(a)	677,024
202,400	Petronas Chemicals Group Bhd	393,221
3,547	POSCO	1,096,199
37,996	Sasol Ltd(a)	578,835
56,000	Shin Foong Specialty & Applied Materials Co Ltd	580,852
232,463	Sibanye Stillwater Ltd	968,763
445,000	Tung Ho Steel Enterprise Corp(a)	838,344
668,000	United Co RUSAL International PJSC(a)	436,877
341,476	Vale SA(a)	7,760,756
75,000	Vale SA Sponsored ADR	1,710,750
58,860	Vedanta Ltd ADR(b)	835,812
		39,208,820
Communications — 19.64%
7,475	Affle India Ltd(a)	433,130
9,934	AfreecaTV Co Ltd(a)	1,049,713
178,860	Alibaba Group Holding Ltd(a)	5,071,368
63,889	Alibaba Group Holding Ltd Sponsored ADR(a)	14,488,747
10,897	Baidu Inc Sponsored ADR(a)	2,221,898
334,300	Focus Media Information Technology Co Ltd Class A	486,098
131,380	Hellenic Telecommunications Organization SA(a)	2,206,358
29,200	JD.com Inc ADR(a)	2,330,452
124,948	KT Corp(a)	3,526,369
268,200	Meituan Class B(a)	11,063,562
4,483	MercadoLibre Inc(a)	6,983,573
38,767	Naspers Ltd Class N	8,173,906
9,863	Pinduoduo Inc ADR(a)	1,252,798
Shares		Fair Value
Communications — (continued)
5,557,800	Telkom Indonesia Persero Tbk PT	$ 1,208,029
381,000	Tencent Holdings Ltd	28,686,446
283,767	Turkcell Iletisim Hizmetleri AS(a)	524,990
52,399	Vipshop Holdings Ltd ADR(a)	1,052,172
107,614	Vodacom Group Ltd	970,410
81,248	Yandex NV Class A(a)	5,748,296
		97,478,315
Consumer, Cyclical — 6.91%
191,205	Apollo Tyres Ltd(a)	580,006
13,064	Bajaj Auto Ltd(a)	727,275
1,162,000	Bosideng International Holdings Ltd	830,294
40,000	BYD Co Ltd Class H	1,200,651
142,000	China Meidong Auto Holdings Ltd	773,594
335,500	Com7 PCL NVDR	731,159
126,349	Eicher Motors Ltd(a)	4,546,771
111,783	Falabella SA(a)	497,566
476,059	Gree Electric Appliances Inc of Zhuhai Class A(a)	3,836,186
16,030	Hankook Tire & Technology Co Ltd(a)	735,524
36,620	Kia Corp	2,918,352
3,221	LG Electronics Inc(a)	466,351
266,500	Li Ning Co Ltd	3,250,850
87,000	Nien Made Enterprise Co Ltd	1,290,498
23,210	NIO Inc ADR(a)	1,234,772
30,600	Oppein Home Group Inc Class A	672,063
32,200	Shenzhou International Group Holdings Ltd	813,140
343,000	Sinotruk Hong Kong Ltd	735,046
17,292	SL Corp(a)	547,548
63,024	Tata Motors Ltd Sponsored ADR(a)(b)	1,435,687
404,000	Topsports International Holdings Ltd(c)	660,618
654,000	Wal-Mart de Mexico SAB de CV	2,136,146
460,000	Yadea Group Holdings Ltd(a)(c)	988,032
31,171	Yum China Holdings Inc	2,065,079
73,000	Zhongsheng Group Holdings Ltd	607,239
		34,280,447
Consumer, Non-Cyclical — 8.06%
495,000	Adimmune Corp(a)	952,248
193,627	Anadolu Efes Biracilik Ve Malt Sanayii AS(a)	495,034
232,600	Arca Continental SAB de CV	1,346,079
37,749	Aurobindo Pharma Ltd	490,751
190,200	Blue Sail Medical Co Ltd Class A(a)	613,258
149,900	C&S Paper Co Ltd Class A	638,684
773,512	Cencosud SA	1,538,935

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
295,000	China Feihe Ltd(c)	$ 636,027
462,000	China Medical System Holdings Ltd	1,214,332
22,700	Chongqing Brewery Co Ltd Class A(a)	694,763
46,127	Coca-Cola Icecek AS(a)	412,317
1,284,000	CSPC Pharmaceutical Group Ltd	1,854,678
232,800	Daan Gene Co Ltd Class A	764,307
188,500	Hindustan Unilever Ltd(a)	6,274,469
35,300	Intco Medical Technology Co Ltd Class A	681,804
218,910	International Container Terminal Services Inc	734,110
7,003,200	Japfa Comfeed Indonesia Tbk PT	836,821
45,001	JB Chemicals & Pharmaceuticals Ltd(a)	1,009,267
358,045	Jiangsu Hengrui Medicine Co Ltd(a)	3,761,331
5,401,900	Kalbe Farma Tbk PT	522,236
388,900	Kimberly-Clark de Mexico SAB de CV Class ARK Class A	690,827
5,124	KT&G Corp	384,004
10,400	Kweichow Moutai Co Ltd Class A	3,308,071
762	LG Household & Health Care Ltd	1,192,242
265,700	Marfrig Global Foods SA(a)	1,023,526
10,489	Osstem Implant Co Ltd	1,059,203
53,000	Pegavision Corp	1,148,710
34,200	Pharmaron Beijing Co Ltd Class H(c)	910,612
29,050	Richter Gedeon Nyrt	773,384
47,231	Ros Agro PLC GDR	650,186
150,585	Sanquan Food Co Ltd Class A	383,920
5,977	Seegene Inc(a)	438,713
45,080	Shanghai Bairun Investment Holding Group Co Ltd Class A	660,097
163,900	Shijiazhuang Yiling Pharmaceutical Co Ltd Class A	739,659
39,500	Wuxi Biologics Cayman Inc(a)(c)	723,257
69,700	Zhende Medical Co Ltd Class A	473,595
		40,031,457
Energy — 4.80%
2,780,000	China Petroleum & Chemical Corp Class H	1,412,963
68,622	Gazprom PJSC Sponsored ADR	524,272
25,022	LUKOIL PJSC Sponsored ADR	2,302,024
96,730	MOL Hungarian Oil & Gas PLC(a)	769,692
395,878	Oil & Natural Gas Corp Ltd(a)	628,268
2,278,000	PetroChina Co Ltd(a)	1,115,559
450,042	Petroleo Brasileiro SA Sponsored ADR	5,504,014
Shares		Fair Value
Energy — (continued)
243,000	Petroleo Brasileiro SA Sponsored ADR(b)	$ 2,869,830
1,506,232	Polskie Gornictwo Naftowe i Gazownictwo SA(a)	2,635,578
406,200	PTT Exploration & Production PCL	1,489,189
53,104	Reliance Industries Ltd(a)	1,510,085
214,740	Rosneft Oil Co PJSC GDR(a)	1,678,451
86,300	Sao Martinho SA(a)	624,633
42,000	Sungrow Power Supply Co Ltd Class A	746,217
		23,810,775
Financial — 20.31%
25,687	360 DigiTech Inc(a)	1,074,744
4,618,000	Agricultural Bank of China Ltd Class H	1,602,469
651,927	Axis Bank Ltd(a)	6,580,014
320,000	B3 SA - Brasil Bolsa Balcao	1,077,647
170,962	Banco Bradesco SA ADR	877,035
125,700	Banco Santander Brasil SA	1,026,819
197,500	Bank Central Asia Tbk PT	410,744
13,433,600	Bank Mandiri Persero Tbk PT	5,476,870
8,025,000	Bank of China Ltd Class H	2,881,478
6,542,000	Bank Of Communications(a)	4,394,444
122,757	BNK Financial Group Inc	844,133
1,540,000	China CITIC Bank Corp Ltd Class H	729,126
3,759,000	China Construction Bank Corp Class H	2,949,701
245,200	China International Capital Corp Ltd Class H(c)	659,396
995,000	China Merchants Bank Co Ltd Class H	8,475,602
54,000	Country Garden Services Holdings Co Ltd	582,660
98,868	DGB Financial Group Inc(a)	817,944
726,684	Grupo Financiero Banorte SAB de CV Class B	4,679,300
104,572	Hana Financial Group Inc	4,285,507
334,579	HDFC Bank Ltd	6,757,781
147,800	Hong Leong Financial Group Bhd	634,301
65,580	ICICI Bank Ltd(a)	558,310
1,820,000	Industrial & Commercial Bank of China Ltd Class H	1,066,555
223,600	Kasikornbank PCL NVDR	825,287
21,144	KB Financial Group Inc	1,049,377
19,843	KE Holdings Inc ADR(a)	946,114
78,512	Korean Reinsurance Co(a)	687,260
56,050	LexinFintech Holdings Ltd ADR(a)	686,612
86,570	LIC Housing Finance Ltd	548,505
195,000	Lushang Health Industry Development Co Ltd Class A	485,903
231,054	Manappuram Finance Ltd	525,522
861,440	Metropolitan Bank & Trust Co	859,411
181,685	National Bank of Greece SA(a)	517,836

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
Financial — (continued)
128,400	New China Life Insurance Co Ltd Class H	$ 437,814
88,987	OTP Bank Nyrt(a)	4,790,325
2,324,000	People's Insurance Co Group of China Ltd Class H	774,908
1,010,500	Ping An Insurance Group Co of China Ltd Class H	9,878,040
64,171	Powszechna Kasa Oszczednosci Bank Polski SA(a)	636,676
2,395,300	Public Bank Bhd	2,371,356
1,091,068	Punjab National Bank(a)	622,177
167,100	Qualitas Controladora SAB de CV	782,521
1,435,139	Sberbank of Russia PJSC	5,996,590
88,646	Sberbank of Russia PJSC Sponsored ADR	1,479,502
26,502	Shriram Transport Finance Co Ltd(a)	480,057
315,714	State Bank of India	1,784,908
4,552,480	Yuanta Financial Holding Co Ltd(a)	4,383,589
747,600	Yuexiu Property Co Ltd	787,599
		100,780,469
Industrial — 4.97%
120,279	Ambuja Cements Ltd(a)	552,069
195,500	Anhui Conch Cement Co Ltd Class H	1,036,282
646,000	China Resources Cement Holdings Ltd	613,788
3,666,000	China Tower Corp Ltd Class H(c)	504,823
124,063	Container Corp Of India Ltd	1,167,747
573,500	COSCO SHIPPING Holdings Co Ltd Class H(a)	1,441,134
273,000	Delta Electronics Inc(a)	2,965,834
14,097	Doosan Bobcat Inc(a)	601,359
185,300	Duratex SA(a)	884,811
28,350	Escorts Ltd(a)	466,217
232,000	Evergreen Marine Corp Taiwan Ltd(a)	1,638,722
554,400	Hana Microelectronics PCL NVDR	1,233,337
302,700	Hartalega Holdings Bhd	535,913
20,663	HMM Co Ltd(a)	805,553
3,353	Hyundai Glovis Co Ltd(a)	622,119
57,500	Jiangsu Hengli Hydraulic Co Ltd Class A	763,624
10,755	Kyung Dong Navien Co Ltd(a)	669,513
56,000	Nan Ya Printed Circuit Board Corp(a)	782,546
321,000	Q Technology Group Co Ltd	657,334
155,500	Sany Heavy Industry Co Ltd Class A(a)	698,811
399,700	SCG Packaging PCL NVDR	774,593
172,022	Shanghai Liangxin Electrical Co Ltd Class A	600,207
Shares		Fair Value
Industrial — (continued)
2,706,400	Tian Di Science & Technology Co Ltd(a)	$ 1,634,212
177,000	Unimicron Technology Corp(a)	818,650
146,000	Wan Hai Lines Ltd	1,680,092
492,800	Zoomlion Heavy Industry Science and Technology Co Ltd Class H	515,823
		24,665,113
Technology — 22.45%
34,600	Bilibili Inc Class Z(a)	4,200,598
16,211	DB HiTek Co Ltd(a)	898,572
98,000	Elan Microelectronics Corp(a)	683,788
285,000	Gigabyte Technology Co Ltd(a)	1,097,775
114,346	HCL Technologies Ltd(a)	1,514,844
1,847,600	Inari Amertron Berhad(a)	1,413,690
543,362	Infosys Ltd Sponsored ADR	11,513,841
19,000	International Games System Co Ltd(a)	573,569
480,000	Lenovo Group Ltd	551,233
205,000	MediaTek Inc	7,069,680
1,186,000	Nanya Technology Corp	3,389,383
201,500	NetDragon Websoft Holdings Ltd	536,775
5,490	NetEase Inc ADR	632,722
95,000	Novatek Microelectronics Corp(a)	1,697,942
650,000	PAX Global Technology Ltd	748,824
370,465	Samsung Electronics Co Ltd	26,520,160
8,767	Silicon Motion Technology Corp ADR	561,965
71,857	SK Hynix Inc(a)	8,110,400
1,629,000	Taiwan Semiconductor Manufacturing Co Ltd(a)	35,085,455
84,357	Tata Consultancy Services Ltd(a)	3,801,597
433,000	United Microelectronics Corp(a)	821,099
		111,423,912
Utilities — 1.46%
733,000	China Longyuan Power Group Corp Ltd Class H	1,262,015
494,000	China Resources Power Holdings Co Ltd	674,847
233,100	Cia de Saneamento do Parana	972,929
460,300	Cia Energetica de Minas Gerais(a)	1,123,496
476,176	Engie Energia Chile SA	357,286
28,400	ENN Energy Holdings Ltd	539,763
53,723	GAIL India Ltd GDR	648,969
1,005,200	Guangdong Baolihua New Energy Stock Co Ltd Class A	795,145

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
Utilities — (continued)
39,450	Korea Electric Power Corp(a)	$ 870,715
		7,245,165
TOTAL COMMON STOCK — 96.50% (Cost $394,960,752)		$478,924,473
WARRANTS
Consumer, Non-Cyclical — 0.55%
8,531	Kweichow Moutai Co Ltd(a)	2,713,572
TOTAL WARRANTS — 0.55% (Cost $2,413,434)		$ 2,713,572
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.88%
$ 218,959	Undivided interest of 1.11% in a repurchase agreement (principal amount/value $19,684,857 with a maturity value of $19,684,884) with Bank of America Securities Inc, 0.05%, dated 6/30/21 to be repurchased at $218,959 on 7/1/21 collateralized by various U.S. Government Agency securities, 1.50% - 8.50%, 7/15/21 - 1/15/60, with a value of $20,078,554.(d)	218,959
1,040,079	Undivided interest of 1.24% in a repurchase agreement (principal amount/value $83,554,867 with a maturity value of $83,554,983) with RBC Capital Markets Corp, 0.05%, dated 6/30/21 to be repurchased at $1,040,079 on 7/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 8/1/21 - 4/15/62, with a value of $85,225,967.(d)	1,040,079
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 1,040,079	Undivided interest of 1.27% in a repurchase agreement (principal amount/value $81,757,663 with a maturity value of $81,757,799) with Citigroup Global Markets Inc, 0.06%, dated 6/30/21 to be repurchased at $1,040,079 on 7/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 7/1/21 - 1/15/59, with a value of $83,392,816.(d)	$ 1,040,079
1,040,079	Undivided interest of 24.75% in a repurchase agreement (principal amount/value $4,201,669 with a maturity value of $4,201,675) with HSBC Securities (USA) Inc, 0.05%, dated 6/30/21 to be repurchased at $1,040,079 on 7/1/21 collateralized by various U.S. Government Agency securities, 2.13% - 4.50%, 10/1/27 - 6/25/50, with a value of $4,285,702.(d)	1,040,079
1,040,079	Undivided interest of 7.04% in a repurchase agreement (principal amount/value $14,779,156 with a maturity value of $14,779,177) with Morgan Stanley & Co LLC, 0.05%, dated 6/30/21 to be repurchased at $1,040,079 on 7/1/21 collateralized by various U.S. Government Agency securities, 0.00% - 8.00%, 12/1/23 - 7/1/51, with a value of $15,074,739.(d)	1,040,079
TOTAL SHORT TERM INVESTMENTS — 0.88% (Cost $4,379,275)		$ 4,379,275
TOTAL INVESTMENTS — 97.93% (Cost $401,753,461)		$486,017,320
OTHER ASSETS & LIABILITIES, NET — 2.07%		$ 10,285,713
TOTAL NET ASSETS — 100.00%		$496,303,033

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2021.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depository Receipt
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Summary of Investments by Country as of June 30, 2021.
Country	Fair Value	Percentage of Fund Investments
China	$162,189,287	33.37%
Taiwan	71,612,638	14.73
South Korea	66,872,669	13.76
India	57,149,298	11.76
Brazil	25,456,245	5.24
South Africa	16,598,437	3.42
Russia	13,067,902	2.69
Mexico	10,348,034	2.13
Indonesia	8,454,700	1.74
Argentina	6,983,573	1.44
Hungary	6,333,402	1.30
Netherlands	5,748,296	1.18
United States	5,632,073	1.16
Malaysia	5,348,482	1.10
Thailand	5,053,565	1.04
Hong Kong	4,782,575	0.98
Chile	3,955,167	0.81
Poland	3,941,316	0.81
Greece	2,724,194	0.56
Turkey	2,171,947	0.45
Philippines	1,593,520	0.33
Total	$486,017,320	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2021 (Unaudited)
Great-West Emerging Markets Equity Fund
ASSETS:
Investments in securities, fair value (including $4,269,911 of securities on loan)(a)	$481,638,045
Repurchase agreements, fair value(b)	4,379,275
Cash	17,345,695
Cash denominated in foreign currencies, fair value(c)	106,199
Dividends receivable	1,472,751
Subscriptions receivable	57,933
Receivable for investments sold	1,948,487
Total Assets	506,948,385
LIABILITIES:
Payable for director fees	2,943
Payable for investments purchased	3,740,263
Payable for other accrued fees	280,184
Payable for shareholder services fees	23,372
Payable to investment adviser	347,088
Payable upon return of securities loaned	4,379,275
Redemptions payable	1,872,227
Total Liabilities	10,645,352
NET ASSETS	$496,303,033
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,207,328
Paid-in capital in excess of par	405,546,371
Undistributed/accumulated earnings	86,549,334
NET ASSETS	$496,303,033
NET ASSETS BY CLASS
Investor Class	$61,297,950
Institutional Class	$435,005,083
CAPITAL STOCK:
Authorized
Investor Class	35,000,000
Institutional Class	130,000,000
Issued and Outstanding
Investor Class	5,210,004
Institutional Class	36,863,271
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.77
Institutional Class	$11.80
(a) Cost of investments	$397,374,186
(b) Cost of repurchase agreements	$4,379,275
(c) Cost of cash denominated in foreign currencies	$60,164
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2021 (Unaudited)
Great-West Emerging Markets Equity Fund
INVESTMENT INCOME:
Interest	$1,079
Income from securities lending	3,800
Dividends	5,180,376
Foreign withholding tax	(684,671)
Total Income	4,500,584
EXPENSES:
Management fees	2,220,525
Shareholder services fees – Investor Class	149,352
Audit and tax fees	43,411
Custodian fees	120,969
Director's fees	7,112
Legal fees	8,020
Pricing fees	7,240
Registration fees	19,172
Shareholder report fees	17,185
Transfer agent fees	4,070
Other fees	2,237
Total Expenses	2,599,293
Less amount waived by investment adviser	346,687
Net Expenses	2,252,606
NET INVESTMENT INCOME	2,247,978
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	54,621,716
Net Realized Gain	54,621,716
Net change in unrealized depreciation on investments and foreign currency translations	(26,145,465)
Net Change in Unrealized Depreciation	(26,145,465)
Net Realized and Unrealized Gain	28,476,251
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,724,229
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West Emerging Markets Equity Fund	2021 (Unaudited)	2020
OPERATIONS:
Net investment income	$2,247,981	$4,504,992
Net realized gain	54,621,716	9,899,872
Net change in unrealized appreciation (depreciation)	(26,145,465)	72,927,872
Net Increase in Net Assets Resulting from Operations	30,724,232	87,332,736
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	-	(26,101)
Institutional Class	-	(305,920)
From return of capital	0	(332,021)
From net investment income and net realized gains
Investor Class	-	(948,137)
Institutional Class	-	(6,271,954)
From net investment income and net realized gains	0	(7,220,091)
Total Distributions	0	(7,552,112)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	79,260,506	112,307,766
Class L(a)	-	49,902,139
Institutional Class	74,765,710	85,850,867
Shares issued in reinvestment of distributions
Investor Class	-	974,238
Institutional Class	-	6,577,874
Shares redeemed
Investor Class	(72,591,857)	(86,793,568)
Class L(a)	-	(118,125,161)
Institutional Class	(49,744,475)	(127,894,585)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	31,689,884	(77,200,430)
Total Increase in Net Assets	62,414,116	2,580,194
NET ASSETS:
Beginning of Period	433,905,263	431,325,069
End of Period	$496,319,379	$433,905,263
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	6,782,332	11,975,481
Class L(a)	-	5,782,441
Institutional Class	6,444,304	9,645,643
Shares issued in reinvestment of distributions
Investor Class	-	91,050
Institutional Class	-	614,181
Shares redeemed
Investor Class	(6,276,013)	(8,442,059)
Class L(a)	-	(12,895,935)
Institutional Class	(4,228,348)	(13,661,883)
Net Increase (Decrease)	2,722,275	(6,891,081)
(a)	Class L ceased operations on October 2, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
6/30/2021(Unaudited)	$11.02	0.04	0.71	0.75	—	—	—	—	$11.77	6.81% (d)
12/31/2020	$ 9.39	0.16	1.67	1.83	(0.01)	(0.19)	—	(0.20)	$11.02	19.57%
12/31/2019	$ 7.79	0.10	1.59	1.69	(0.01)	(0.08)	—	(0.09)	$ 9.39	21.67%
12/31/2018 (e)	$10.00	0.09	(2.22)	(2.13)	—	(0.08)	—	(0.08)	$ 7.79	(21.34%) (d)
Institutional Class
6/30/2021(Unaudited)	$11.03	0.06	0.71	0.77	—	—	—	—	$11.80	6.98% (d)
12/31/2020	$ 9.35	0.13	1.74	1.87	(0.01)	(0.18)	—	(0.19)	$11.03	20.05%
12/31/2019	$ 7.78	0.14	1.57	1.71	(0.01)	(0.13)	—	(0.14)	$ 9.35	21.97%
12/31/2018 (e)	$10.00	0.12	(2.22)	(2.10)	—	(0.12)	—	(0.12)	$ 7.78	(21.02%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Investor Class
06/30/2021(Unaudited)	$ 61,298	1.41% (g)	1.23% (g)	0.63% (g)	56% (d)
12/31/2020	$ 51,824	1.49%	1.23%	1.59%	78%
12/31/2019	$ 10,129	1.50%	1.23%	1.21%	66%
12/31/2018 (e)	$ 12,536	1.56% (g)	1.23% (g)	0.98% (g)	60% (d)
Institutional Class
06/30/2021(Unaudited)	$435,005	1.02% (g)	0.88% (g)	1.01% (g)	56% (d)
12/31/2020	$382,081	1.03%	0.88%	1.39%	78%
12/31/2019	$355,796	1.01%	0.88%	1.63%	66%
12/31/2018 (e)	$328,510	1.07% (g)	0.88% (g)	1.37% (g)	60% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on January 5, 2018.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-five funds. Interests in the Great-West Emerging Markets Equity Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. Class L shares were previously offered but ceased operations on October 2, 2020. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2021

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Warrants	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2021, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - June 30, 2021

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 103,271,628	$ 375,652,845	$ —	$ 478,924,473
Warrants	—	2,713,572	—	2,713,572
Short Term Investments	—	4,379,275	—	4,379,275
Total Assets	$ 103,271,628	$ 382,745,692	$ 0	$ 486,017,320
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Semi-Annual Report - June 30, 2021

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2021 were as follows:
Federal tax cost of investments	$407,226,169
Gross unrealized appreciation on investments	94,344,497
Gross unrealized depreciation on investments	(15,553,346)
Net unrealized appreciation on investments	$78,791,151
2.  RISK EXPOSURES
Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.93% of the Fund’s average daily net assets up to $1 billion dollars, 0.88% of the Fund's average daily net assets over $1 billion dollars and 0.83% of the Fund's average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.88% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2022 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2021, the amounts subject to recoupment were as follows:
Expires December 31, 2021	Expires December 31, 2022	Expires December 31, 2023	Expires June 30, 2024	Recoupment of Past Reimbursed Fees by the Adviser
$769,799	$545,006	$701,285	$346,687	$0
The Adviser and Great-West Funds entered into sub-advisory agreements with Lazard Asset Management LLC and UBS Asset Management (Americas) Inc. The Adviser is responsible for compensating the Sub-Advisers for their services.
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Semi-Annual Report - June 30, 2021

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-five funds for which they serve as directors was $595,500 for the fiscal period ended June 30, 2021.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $278,784,900 and $259,928,658, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2021, the Fund had securities on loan valued at $4,269,911 and received collateral as reported on the Statement of Assets and Liabilities of $4,379,275 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2021, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2021, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2021

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2021 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 10, 2021. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2021 (the “April Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West Emerging Markets Equity Fund (the “Fund”), a series of the Company, (ii) the investment sub-advisory agreement (the “Lazard Sub-Advisory Agreement”) by and among the Company, GWCM and Lazard Asset Management LLC (“Lazard”), with respect to the Fund, and (iii) the investment sub-advisory agreement (the “UBS Sub-Advisory Agreement”) by and among the Company, GWCM and UBS

Asset Management (Americas) Inc. (“UBS” and together with Lazard, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund. (The Lazard Sub-Advisory Agreement and the UBS Sub-Advisory Agreement are referred to together as the “Sub-Advisory Agreements,” or each, a “Sub-Advisory Agreement.” The Fund and the Company’s other series are referred to collectively as the “Great-West Funds.”)
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, GWCM is responsible for allocating the Fund’s assets among one or more sub-advisers—including, in this case, each of Lazard and UBS. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 30, 2021 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Great-West Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Great-West Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Great-West Funds, including the services and support provided to each of the Great-West Funds, including the Fund and its shareholders.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and each Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as each Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent and anticipated system and process enhancements, such as the implementation of a new trade order management system and compliance tool, use of an industry leading portfolio and risk analytics program, enhancements to investment applications, and GWCM’s efforts generally to ensure that third-party programs used to service the Fund are monitored effectively and upgraded as needed.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Advisers each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility and economic developments and changing circumstances in the mutual fund industry. In this regard, the Board received and considered information furnished by each adviser on the impacts of the coronavirus (COVID-19) outbreak on each adviser generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Advisers.
Investment Performance
With respect to the Fund’s investment performance, the Board noted that the Fund commenced operations on January 4, 2018. Therefore, the Board reviewed limited performance data for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund categorizations, for the one- and two-year periods ended December 31, 2020. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that the annualized returns for each class exceeded the performance universe median for both periods, ranking in the third quintile of its respective performance universe for the one- and two-year periods ended December 31, 2020, exceeding its performance universe median for each period. The Board also observed that the Fund outperformed its benchmark index for the one- and two-year periods ended December 31, 2020 with respect to each class.
Given the limited performance track record, the Board also considered each Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary. In addition, the Board assessed performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in light of the overall recent market conditions. Also relevant to the Board’s analysis were GWCM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including GWCM’s systematic approach to performance monitoring.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Advisers from their relationships with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Lipper investment classification and publicly disclosed sub-advisory fees.

With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that GWCM has contractually agreed to limit the fees and expenses of the Fund through April 30, 2022.
The Board noted that GWCM, not the Fund, pays the sub-advisory fees to the Sub-Advisers and that such fees were negotiated at arm’s length between GWCM and each Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer group. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fee of its respective peer group of funds. The Board also observed that the Fund’s total annual operating expense ratio for each class was lower than the peer group median expense ratio, ranking in the second quintile of its peer group for the Investor Class and in the first quintile of its peer group with respect to the Institutional Class (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses).
The Board noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information from Lazard regarding its proprietary mutual fund and standard separate account fee schedules, in each case managed with the same emerging markets equity advantage strategy employed for the Fund. In addition, the Board noted UBS’s statement that, based upon a review of accounts of similar size, mandates and service level, it believes that the fee charged to GWCM for the Fund is fair and reasonable and that the fee compares favorably to institutional accounts and other registered investment companies sub-advised by UBS. Based on the information provided, the Board determined that the fees charged by the Sub-Advisers to other accounts and clients identified as comparable were competitive with the fees charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Advisers and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Advisers. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Advisers.
With respect to GWCM’s profitability information, the Board considered the review undertaken by management in 2020 of the organization’s expense allocation methodology following an internal corporate restructuring and, following such review, GWCM’s determination to adjust the methodology used in determining profitability. In this connection, the Board took into account its discussions with management regarding the methodology as well as the analysis performed by an independent auditor, including the auditor’s conclusion that the methodology was reasonable. The Board also considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes, as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and each Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. The Board also noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to shareholders. In its evaluation, the Board noted that both the management fee schedule and the sub-advisory fee schedules contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased. The Board considered that, although the breakpoints in the sub-advisory fee schedules take effect at lower asset levels than for the management fee, the sub-advisory fee under each Sub-Advisory Agreement is paid by GWCM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s length. In this connection, the Board also considered the data provided by Broadridge regarding the percentage of the management fee retained by GWCM, which indicated that such percentage was below the median of the Fund’s Lipper investment classification.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or the Sub-Advisers from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Advisers receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Advisers in return for allocating Fund brokerage to such brokers.
The Board noted where services were provided to the Fund by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower Retirement, LLC (“Empower”) pursuant to a shareholder services agreement, effective April 29, 2020. (Great-West Life & Annuity Insurance Company (“GWL&A”), the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015.) In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27,2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 18, 2021
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 18, 2021
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:August 18, 2021